Schedule of Share-based Compensation and Assumptions as of October 26, 2012 (Details) (USD $)	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 26, 2012 1		1.65%
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 26, 2012 2		0.00%
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 26, 2012 3		0.00%
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 26, 2012 4		217.15%
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 26, 2012 5		$ 0.50
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 26, 2012 6		534,905
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 26, 2012 1	1.65%
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 26, 2012 2	0.00%
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 26, 2012 3	0.00%
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 26, 2012 4	217.15%
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 26, 2012 5	0.50
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 26, 2012 6	$ 534,905